OTHER OPERATING INCOME AND EXPENSES (Tables)	3 Months Ended
Mar. 31, 2022
OTHER OPERATING INCOME AND EXPENSES
Summary of other operating income and expenses

	3/31/2022	3/31/2021
Reimbursement of fixed assets in progress - AIC	121,033	—
Total	121,033	—

Summary of amounts involved and conditions of receipt for reimbursement of fixed assets

3/31/2022
Companies	Amount	Conditions of receipt
Energisa Rondônia	121,033

A single installment within 30 days of the conclusion of the agreement; or monthly payments, with amortization within 60 months, the first being paid on the 30th day after the conclusion of the agreement.

Total	121,033